RULE S-X 3-10 STATEMENT OF CASH FLOWS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss)	$ 4,507,000	$ 5,682,000
Amortization of debt issuance costs and other	76,000	22,000
Share-based compensation	2,381,000	1,680,000
Net (gain) loss on investments and contingent liabilities / other (gain) loss	93,000	(480,000)
Net gain (loss) on investments in subsidiaries	0	0	$ 0	$ 0
Depreciation and amortization	1,296,000	2,409,000
Impairment of intangible assets	531,000	281,000	1,800,000
Deferred income tax expense (benefit)	1,315,000	(150,000)
Excess tax benefits from share-based payment arrangements	230,000	(8,000)
Net (gain) loss on liabilities	364,000	713,000
Due from brokers	0	(974,000)
Receivables	(1,850,000)	461,000
Prepaid and other assets	(848,000)	(1,003,000)
Due to brokers	(61,000)	6,245,000
Accrued and Other Liabilities	(5,461,000)	(6,954,000)
Net cash provided by (used in) operating activities	(7,237,000)	(10,351,000)
Proceeds from the sale of management contracts		0
Purchases of investments	(16,134,000)	(13,193,000)
Sales of investments	9,712,000	35,301,000
Intercompany investments in subsidiaries	0	0
Intercompany distributions from subsidiaries		0
Purchases of equipment and improvements	(61,000)	(403,000)
Net cash provided by (used in) investing activities	6,943,000	(33,168,000)
Repurchases of common shares	(435,000)	0
Intercompany contributions	0	0
Intercompany distributions	0	0
Proceeds from the exercise of options	241,000	121,000
Payments for tax from the delivery of restricted stock units	(45,000)	(265,000)
Deferred purchase payments and payments on contingent liabilities	(999,000)	(1,559,000)
Excess tax benefits from share-based payment arrangements	230,000	(8,000)
Net cash provided by (used in) financing activities	(5,663,000)	25,690,000
Net Cash Provided by (Used in) Continuing Operations	(5,957,000)	(17,829,000)
Cash and cash equivalents	52,011,000	41,461,000	57,968,000	59,290,000
CIFC LLC
Net income (loss)			965,000	(12,323,000)
Amortization of debt issuance costs and other			125,000	1,017,000
Share-based compensation			5,550,000	2,692,000
Net (gain) loss on investments and contingent liabilities / other (gain) loss			6,391,000	458,000
Depreciation and amortization			7,777,000	11,421,000
Impairment of intangible assets			1,828,000	0
Deferred income tax expense (benefit)			11,050,000	3,932,000
Excess tax benefits from share-based payment arrangements			128,000	(171,000)
Net gain on sale of management contract			0	(229,000)
Net (gain) loss on liabilities			2,210,000	2,932,000
Due from brokers			0	12,832,000
Receivables			(907,000)	(20,000)
Prepaid and other assets			313,000	626,000
Due to brokers			61,000	(5,499,000)
Accrued and Other Liabilities			(308,000)	1,578,000
Change in restricted cash and cash equivalents			0	7,000
Net cash provided by (used in) operating activities			(450,368,000)	(1,268,276,000)
Proceeds from the sale of management contracts			0	229,000
Purchases of investments			(66,531,000)	(29,144,000)
Sales of investments			68,862,000	20,484,000
Intercompany investments in subsidiaries				0
Intercompany distributions from subsidiaries				0
Purchases of equipment and improvements			(1,059,000)	(2,204,000)
Net cash provided by (used in) investing activities			(39,862,000)	(223,529,000)
Proceeds from issuance of long-term debt			40,000,000
Debt Issuance Cost			(2,133,000)	0
Repurchases of common shares			(1,151,000)	0
Distributions paid			(10,130,000)	(9,218,000)
Intercompany contributions			0	0
Intercompany distributions			0	0
Proceeds from extension of warrants			350,000	200,000
Proceeds from the exercise of options			74,000	580,000
Payments for tax from the delivery of restricted stock units			(266,000)	0
Deferred purchase payments and payments on contingent liabilities			(3,599,000)	(8,724,000)
Excess tax benefits from share-based payment arrangements			(128,000)	(171,000)
Net cash provided by (used in) financing activities			488,908,000	1,525,598,000
Net Cash Provided by (Used in) Continuing Operations			(1,322,000)	33,793,000
Cash and cash equivalents			57,968,000	59,290,000	$ 25,497,000
Consolidated Entities
Net gain (loss) on investments in subsidiaries	0	0
Net (gain) loss on investments	(2,600,000)	(2,797,000)
Net (gain) loss on liabilities	7,384,000	2,260,000
Net other (gain) loss	0	(438,000)
Due from brokers	1,616,000	10,348,000
Receivables	(52,000)	(438,000)
Due to brokers	(22,253,000)	48,068,000
Accrued and Other Liabilities	32,000	0
Purchases of investments	(114,723,000)	(143,714,000)
Sales of investments	121,766,000	69,139,000
Interest payable	(616,000)	10,000
Change in restricted cash and cash equivalents	13,426,000	(54,873,000)
Proceeds from issuance of long-term debt	3,830,000	84,100,000
Contributions from noncontrolling interests	0	12,100,000
Distributions to noncontrolling interests	(83,000)	(970,000)
Repayments of Long-term Debt	(7,942,000)	(67,845,000)
Consolidated Entities | CIFC LLC
Net gain (loss) on investments in subsidiaries			0	0
Net (gain) loss on investments			26,114,000	228,777,000
Net (gain) loss on liabilities			(24,746,000)	8,996,000
Net other (gain) loss			(2,970,000)	(2,031,000)
Due from brokers			8,998,000	124,120,000
Receivables			(1,337,000)	(24,893,000)
Due to brokers			43,425,000	(219,117,000)
Accrued and Other Liabilities			87,000	1,145,000
Purchases of investments			(1,006,904,000)	(8,817,853,000)
Sales of investments			471,700,000	7,402,452,000
Interest payable			2,292,000	13,807,000
Change in restricted cash and cash equivalents			(41,134,000)	(212,894,000)
Proceeds from issuance of long-term debt			635,923,000	4,640,981,000
Contributions from noncontrolling interests			16,100,000	93,487,000
Distributions to noncontrolling interests			(15,307,000)	(27,098,000)
Repayments of Long-term Debt			(170,825,000)	(3,164,781,000)
Parent Company [Member]
Net income (loss)	4,505,000	0	(50,000)	0
Amortization of debt issuance costs and other	0	0	0	0
Share-based compensation	130,000	0	0	0
Net (gain) loss on investments and contingent liabilities / other (gain) loss	0	0	0	0
Net gain (loss) on investments in subsidiaries	5,075,000	0	0	0
Depreciation and amortization	0	0	0	0
Impairment of intangible assets	0	0	0
Deferred income tax expense (benefit)	0	0	0	0
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net gain on sale of management contract				0
Net (gain) loss on liabilities	0	0	0	0
Due from brokers		0		0
Receivables	631,000	0	(785,000)	0
Prepaid and other assets	0	0	0	0
Due to brokers	0	0	0	0
Accrued and Other Liabilities	1,142,000	0	50,000	0
Change in restricted cash and cash equivalents				0
Net cash provided by (used in) operating activities	1,333,000	0	(785,000)	0
Proceeds from the sale of management contracts		0		0
Purchases of investments	0	0	0	0
Sales of investments	0	0	0	0
Intercompany investments in subsidiaries	0	0	0	0
Intercompany distributions from subsidiaries		0	785,000	0
Purchases of equipment and improvements	0	0	0	0
Change in restricted cash and cash equivalents		0		0
Net cash provided by (used in) investing activities	0	0	785,000	0
Proceeds from issuance of long-term debt			0
Debt Issuance Cost			0
Repurchases of common shares	(435,000)		0
Distributions paid			0	0
Intercompany contributions	0	0	0	0
Intercompany distributions	0	0	0	0
Proceeds from extension of warrants			0	0
Proceeds from the exercise of options	241,000	0	0	0
Payments for tax from the delivery of restricted stock units	(45,000)	0	0
Deferred purchase payments and payments on contingent liabilities	0	0	0	0
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net cash provided by (used in) financing activities	(239,000)	0	0	0
Net Cash Provided by (Used in) Continuing Operations	1,094,000	0	0	0
Cash and cash equivalents	1,094,000	0	0	0
Parent Company [Member] | Consolidated Entities
Net gain (loss) on investments in subsidiaries	(5,075,000)	0	0	0
Net (gain) loss on investments	0	0	0	0
Net (gain) loss on liabilities	0	0	0	0
Net other (gain) loss		0	0	0
Due from brokers	0	0	0	0
Receivables	0	0	0	0
Due to brokers	0	0	0	0
Accrued and Other Liabilities	0	0	0	0
Purchases of investments	0	0	0	0
Sales of investments	0	0	0	0
Interest payable	0	0	0	0
Change in restricted cash and cash equivalents	0		0
Proceeds from issuance of long-term debt	0	0	0	0
Contributions from noncontrolling interests		0	0	0
Distributions to noncontrolling interests	0	0	0	0
Repayments of Long-term Debt	0	0	0	0
Subsidiary Issuer [Member]
Net income (loss)	870,000	5,428,000	384,000	8,381,000
Amortization of debt issuance costs and other	76,000	22,000	125,000	696,000
Share-based compensation	130,000	142,000	299,000	274,000
Net (gain) loss on investments and contingent liabilities / other (gain) loss	0	0	0	0
Net gain (loss) on investments in subsidiaries	5,859,000	13,289,000	46,577,000	50,726,000
Depreciation and amortization	839,000	1,821,000	5,543,000	8,512,000
Impairment of intangible assets	0	281,000	1,501,000
Deferred income tax expense (benefit)	1,315,000	(150,000)	11,050,000	3,932,000
Excess tax benefits from share-based payment arrangements	230,000	(8,000)	128,000	(171,000)
Net gain on sale of management contract				0
Net (gain) loss on liabilities	0	0	0	0
Due from brokers		0		0
Receivables	(3,120,000)	721,000	424,000	(721,000)
Prepaid and other assets	451,000	486,000	481,000	361,000
Due to brokers	(62,000)	0	61,000	0
Accrued and Other Liabilities	(20,015,000)	3,480,000	22,219,000	(666,000)
Change in restricted cash and cash equivalents				1,615,000
Net cash provided by (used in) operating activities	(25,145,000)	(1,066,000)	(4,362,000)	(28,513,000)
Proceeds from the sale of management contracts		0		0
Purchases of investments	0	0	0	0
Sales of investments	0	0	0	0
Intercompany investments in subsidiaries	(22,474,000)	123,962,000	(148,422,000)	(440,277,000)
Intercompany distributions from subsidiaries		123,962,000	125,404,000	478,341,000
Purchases of equipment and improvements	0	0	0	0
Change in restricted cash and cash equivalents		0		0
Net cash provided by (used in) investing activities	22,474,000	0	(23,018,000)	38,064,000
Proceeds from issuance of long-term debt			40,000,000
Debt Issuance Cost			(2,133,000)
Repurchases of common shares	0		(1,151,000)
Distributions paid			(10,130,000)	(9,218,000)
Intercompany contributions	1,891,000	0	0	0
Intercompany distributions	0	0	0	0
Proceeds from extension of warrants			350,000	200,000
Proceeds from the exercise of options	0	121,000	74,000	580,000
Payments for tax from the delivery of restricted stock units	0	(265,000)	(266,000)
Deferred purchase payments and payments on contingent liabilities	0	0	0	0
Excess tax benefits from share-based payment arrangements	230,000	(8,000)	(128,000)	(171,000)
Net cash provided by (used in) financing activities	1,661,000	(136,000)	26,616,000	(8,267,000)
Net Cash Provided by (Used in) Continuing Operations	(1,010,000)	(1,202,000)	(764,000)	1,284,000
Cash and cash equivalents	382,000	954,000	1,392,000	2,156,000	$ 872,000
Subsidiary Issuer [Member] | Consolidated Entities
Net gain (loss) on investments in subsidiaries	(5,859,000)	(13,289,000)	(46,577,000)	(50,726,000)
Net (gain) loss on investments	0	0	0	0
Net (gain) loss on liabilities	0	0	0	0
Net other (gain) loss		0	0	0
Due from brokers	0	0	0	0
Receivables	0	0	0	0
Due to brokers	0	0	0	0
Accrued and Other Liabilities	0	0	0	0
Purchases of investments	0	0	0	0
Sales of investments	0	0	0	0
Interest payable	0	0	0	0
Change in restricted cash and cash equivalents	0		0
Proceeds from issuance of long-term debt	0	0	0	0
Contributions from noncontrolling interests		0	0	0
Distributions to noncontrolling interests	0	0	0	0
Repayments of Long-term Debt	0	0	0	0
Guarantor Subsidiaries [Member]
Net income (loss)	10,935,000	13,291,000	46,577,000	50,726,000
Amortization of debt issuance costs and other	0	0	0	321,000
Share-based compensation	2,121,000	1,538,000	5,251,000	2,418,000
Net (gain) loss on investments and contingent liabilities / other (gain) loss	(1,315,000)	(225,000)	$ 8,281,000	(731,000)
Net gain (loss) on investments in subsidiaries	871,000	0		0
Depreciation and amortization	457,000	588,000	$ 2,234,000	2,909,000
Impairment of intangible assets	531,000	0	327,000
Deferred income tax expense (benefit)	0	0	0	0
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net gain on sale of management contract				(229,000)
Net (gain) loss on liabilities	364,000	713,000	2,210,000	2,932,000
Due from brokers		(974,000)		13,827,000
Receivables	19,335,000	(3,163,000)	(21,480,000)	441,000
Prepaid and other assets	(1,299,000)	(1,489,000)	(168,000)	43,000
Due to brokers	1,000	6,245,000	0	(508,000)
Accrued and Other Liabilities	(5,194,000)	(7,920,000)	(1,928,000)	2,246,000
Change in restricted cash and cash equivalents				(1,608,000)
Net cash provided by (used in) operating activities	24,701,000	5,763,000	104,356,000	4,593,000
Proceeds from the sale of management contracts		0		229,000
Purchases of investments	(17,553,000)	(78,632,000)	(232,539,000)	(136,136,000)
Sales of investments	12,466,000	57,449,000	154,179,000	172,819,000
Intercompany investments in subsidiaries	2,151,000	0	0	0
Intercompany distributions from subsidiaries		0	0	0
Purchases of equipment and improvements	(61,000)	(403,000)	(1,059,000)	(2,204,000)
Net cash provided by (used in) investing activities	(7,299,000)	(20,831,000)	(72,548,000)	27,835,000
Proceeds from issuance of long-term debt			0
Debt Issuance Cost			0
Repurchases of common shares	0		0
Distributions paid			0	0
Intercompany contributions	9,629,000	123,962,000	148,422,000	440,277,000
Intercompany distributions	32,073,000	123,962,000	(126,189,000)	(478,341,000)
Proceeds from extension of warrants			0	0
Proceeds from the exercise of options	0	0	0	0
Payments for tax from the delivery of restricted stock units	0	0	0
Deferred purchase payments and payments on contingent liabilities	(999,000)	(1,559,000)	(3,599,000)	(8,724,000)
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net cash provided by (used in) financing activities	(23,443,000)	(1,559,000)	(32,366,000)	4,212,000
Net Cash Provided by (Used in) Continuing Operations	(6,041,000)	(16,627,000)	(558,000)	36,640,000
Cash and cash equivalents	50,535,000	40,507,000	56,576,000	57,134,000	20,494,000
Guarantor Subsidiaries [Member] | Consolidated Entities
Net gain (loss) on investments in subsidiaries	(871,000)	0	0	0
Net (gain) loss on investments	0	(796,000)	(796,000)	803,000
Net (gain) loss on liabilities	0	0	0	$ 0
Net other (gain) loss		0	0
Due from brokers	0	14,459,000	36,645,000	$ (36,645,000)
Receivables	0	(352,000)	281,000	(281,000)
Due to brokers	0	(7,882,000)	(15,583,000)	15,583,000
Accrued and Other Liabilities	0	6,000	0	0
Purchases of investments	0	(55,017,000)	(55,017,000)	(102,448,000)
Sales of investments	0	47,462,000	99,895,000	57,563,000
Interest payable	0	(8,000)	(163,000)	163,000
Change in restricted cash and cash equivalents	0	755,000	6,871,000	(6,873,000)
Proceeds from issuance of long-term debt	0	0	0	51,000,000
Contributions from noncontrolling interests		0	0	0
Distributions to noncontrolling interests	0	0	0	0
Repayments of Long-term Debt	0	0	(51,000,000)	0
Non-Guarantor Subsidiaries [Member]
Net income (loss)	414,000	561,000	1,203,000	(19,097,000)
Amortization of debt issuance costs and other	0	0	0	0
Share-based compensation	0	0	0	0
Net (gain) loss on investments and contingent liabilities / other (gain) loss	0	0	0	0
Net gain (loss) on investments in subsidiaries	0	0	0	0
Depreciation and amortization	0	0	0	0
Impairment of intangible assets	0	0	0
Deferred income tax expense (benefit)	0	0	0	0
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net gain on sale of management contract				0
Net (gain) loss on liabilities	0	0	0	0
Due from brokers		0		(995,000)
Receivables	0	0	(245,000)	17,000
Prepaid and other assets	0	0	0	222,000
Due to brokers	0	0	0	(4,991,000)
Accrued and Other Liabilities	0	0	0	$ (271,000)
Change in restricted cash and cash equivalents
Net cash provided by (used in) operating activities	(6,016,000)	(14,917,000)	(548,506,000)	$ (1,234,813,000)
Proceeds from the sale of management contracts		0
Purchases of investments	0	0	0	$ 15,735,000
Sales of investments	0	0	9,660,000	1,001,000
Intercompany investments in subsidiaries	0	0	0	0
Intercompany distributions from subsidiaries		0	0	0
Purchases of equipment and improvements	0	0	0	0
Net cash provided by (used in) investing activities	13,426,000	(55,628,000)	(38,345,000)	(189,285,000)
Proceeds from issuance of long-term debt			0
Debt Issuance Cost			0
Repurchases of common shares	0		0
Distributions paid			0	0
Intercompany contributions	24,000	0	0	0
Intercompany distributions	24,000	0	0	$ 0
Proceeds from extension of warrants			0
Proceeds from the exercise of options	0	0	0	$ 0
Payments for tax from the delivery of restricted stock units	0	0	0
Deferred purchase payments and payments on contingent liabilities	0	0	0	0
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net cash provided by (used in) financing activities	(7,410,000)	70,545,000	586,851,000	1,419,967,000
Net Cash Provided by (Used in) Continuing Operations	0	0	0	(4,131,000)
Cash and cash equivalents	0	0	0	0	4,131,000
Non-Guarantor Subsidiaries [Member] | Consolidated Entities
Net gain (loss) on investments in subsidiaries	0	0	0	0
Net (gain) loss on investments	(2,600,000)	(2,001,000)	26,910,000	227,974,000
Net (gain) loss on liabilities	10,487,000	1,826,000	(26,147,000)	18,123,000
Net other (gain) loss		(438,000)	(2,970,000)	(2,031,000)
Due from brokers	1,616,000	(4,111,000)	(27,647,000)	160,765,000
Receivables	(52,000)	(86,000)	(1,618,000)	(24,613,000)
Due to brokers	(22,253,000)	55,950,000	59,008,000	(220,939,000)
Accrued and Other Liabilities	(11,000)	384,000	460,000	1,653,000
Purchases of investments	(114,723,000)	(88,697,000)	(951,887,000)	(8,715,405,000)
Sales of investments	121,766,000	21,677,000	371,805,000	7,331,128,000
Interest payable	(660,000)	18,000	2,622,000	13,647,000
Change in restricted cash and cash equivalents	13,426,000	(55,628,000)	(48,005,000)	(206,021,000)
Proceeds from issuance of long-term debt	3,830,000	73,777,000	809,695,000	4,702,304,000
Contributions from noncontrolling interests		14,712,000	37,741,000	93,587,000
Distributions to noncontrolling interests	(83,000)	(970,000)	(15,307,000)	(37,783,000)
Repayments of Long-term Debt	(11,157,000)	(16,974,000)	(245,278,000)	(3,338,141,000)
Consolidation, Eliminations [Member]
Net income (loss)	(12,217,000)	(13,598,000)	(47,149,000)	(52,333,000)
Amortization of debt issuance costs and other	0	0	0	0
Share-based compensation	0	0	0	0
Net (gain) loss on investments and contingent liabilities / other (gain) loss	1,408,000	(255,000)	(1,890,000)	1,189,000
Net gain (loss) on investments in subsidiaries	(11,805,000)	(13,289,000)	(46,577,000)	(50,726,000)
Depreciation and amortization	0	0	0	0
Impairment of intangible assets	0	0	0
Deferred income tax expense (benefit)	0	0	0	0
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net gain on sale of management contract				0
Net (gain) loss on liabilities	0	0	0	0
Due from brokers		0		0
Receivables	(18,696,000)	2,903,000	21,179,000	243,000
Prepaid and other assets	0	0	0	0
Due to brokers	0	0	0	0
Accrued and Other Liabilities	18,606,000	(2,514,000)	(20,649,000)	269,000
Change in restricted cash and cash equivalents				0
Net cash provided by (used in) operating activities	(2,110,000)	(131,000)	(1,071,000)	(9,543,000)
Proceeds from the sale of management contracts		0		0
Purchases of investments	1,419,000	65,439,000	166,008,000	91,257,000
Sales of investments	(2,754,000)	(22,148,000)	(94,977,000)	(153,336,000)
Intercompany investments in subsidiaries	20,323,000	(123,962,000)	148,422,000	440,277,000
Intercompany distributions from subsidiaries		(123,962,000)	(126,189,000)	(478,341,000)
Purchases of equipment and improvements	0	0	0	0
Net cash provided by (used in) investing activities	(21,658,000)	43,291,000	93,264,000	(100,143,000)
Proceeds from issuance of long-term debt			0
Debt Issuance Cost			0
Repurchases of common shares	0		0
Distributions paid			0	0
Intercompany contributions	(11,544,000)	(123,962,000)	(148,422,000)	(440,277,000)
Intercompany distributions	(32,097,000)	(123,962,000)	126,189,000	478,341,000
Proceeds from extension of warrants			0	0
Proceeds from the exercise of options	0	0	0	0
Payments for tax from the delivery of restricted stock units	0	0	0
Deferred purchase payments and payments on contingent liabilities	0	0	0	0
Excess tax benefits from share-based payment arrangements	0	0	0	0
Net cash provided by (used in) financing activities	23,768,000	(43,160,000)	(92,193,000)	109,686,000
Net Cash Provided by (Used in) Continuing Operations	0	0	0	0
Cash and cash equivalents	0	0	0	0	$ 0
Consolidation, Eliminations [Member] | Consolidated Entities
Net gain (loss) on investments in subsidiaries	11,805,000	13,289,000	46,577,000	50,726,000
Net (gain) loss on investments	0	0	0	0
Net (gain) loss on liabilities	(3,103,000)	434,000	1,401,000	(9,127,000)
Net other (gain) loss		0	0	0
Due from brokers	0	0	0	0
Receivables	0	0	0	1,000
Due to brokers	0	0	0	(13,761,000)
Accrued and Other Liabilities	43,000	(390,000)	(373,000)	(508,000)
Purchases of investments	0	0	0	0
Sales of investments	0	0	0	13,761,000
Interest payable	44,000	0	(167,000)	(3,000)
Change in restricted cash and cash equivalents	0	0	0	0
Proceeds from issuance of long-term debt	0	10,323,000	(173,772,000)	(112,323,000)
Contributions from noncontrolling interests		(2,612,000)	(21,641,000)	(100,000)
Distributions to noncontrolling interests	0	0	0	10,685,000
Repayments of Long-term Debt	$ 3,215,000	$ (50,871,000)	$ 125,453,000	$ 173,360,000